Going Concern (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Accumulated deficit	$ 178,610	$ 168,683	$ 131,636
Negative working capital	$ 48,563	$ 46,153